Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	153,593	318,185	374,352	712,013	1,253,797	1,499,885
Occupancy expenses - related party	5,401	5,857	13,718	13,006	34,150	28,841
Research and development	54,388	114,022	116,102	130,264	248,102	247,919
TOTAL OPERATING EXPENSES	213,382	438,064	504,172	855,283	1,536,049	1,776,645
LOSS FROM OPERATIONS	(213,382)	(438,064)	(504,172)	(855,283)	(1,536,049)	(1,776,645)
OTHER INCOME (EXPENSE)
Interest expense	(118,943)	(264,462)	(205,173)	(442,696)	(665,841)	(532,821)
Interest income		16	1	33	60	36
Derivative expense	(8,559)	(45,658)	(35,741)	(123,379)	(141,012)
Change in fair value of derivative liabilities	13,581	(1,771)	66,368	302,158	316,537	(530,330)
Gain from settlement of accounts payable						17,499
Gain (loss) on extinguishment of debt, net	(18,759)	(211)	(30,078)	34,099	54,565	25,969
Foreign currency transaction gain	(84,121)	37,146	(75,698)	21,198	22,080	5,885
TOTAL OTHER EXPENSE, NET	(216,801)	(274,940)	(280,321)	(208,587)	(413,611)	(1,013,762)
LOSS BEFORE TAXES	(430,183)	(713,004)	(784,493)	(1,063,870)	(1,949,660)	(2,790,407)
Tax benefit		128,620		128,620	129,132	129,841
NET LOSS	(430,183)	(584,384)	(784,493)	(935,250)	(1,820,528)	(2,660,566)
Deemed Dividend		(34,585)		(177,160)	(192,960)	(466,273)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (430,183)	$ (618,969)	$ (784,493)	$ (1,112,410)	$ (2,013,488)	$ (3,126,839)
BASIC NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (32.23)	$ (1,559.55)	$ (67.64)	$ (3,835.55)	$ (1,420.53)	$ (107,896.32)
DILUTED NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (32.23)	$ (1,559.55)	$ (67.64)	$ (3,835.55)	$ (1,420.53)	$ (107,896.32)
BASIC WEIGHTED AVERAGE SHARES OUTSTANDING	13,347	397	11,597	290	1,417	29
DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	13,347	397	11,597	290	1,417	29
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	$ 321,230	$ (134,480)	$ 222,287	$ (60,806)	$ (25,295)	$ 60,327
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	321,230	(134,480)	222,287	(60,806)	(25,295)	60,327
TOTAL COMPREHENSIVE LOSS	$ (108,953)	$ (753,449)	$ (562,206)	$ (1,173,216)	$ (2,038,783)	$ (3,066,512)